BETTER 10K - FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives	$ 260	$ (6,506)	$ (5,695)	$ (7,744)
IRLCs
FAIR VALUE MEASUREMENTS
Issuances (purchases) of derivative instruments	$ 700	(1,700)	$ (4,300)	$ 50,700
Derivative term	60 days		60 days	60 days
Gain (loss) on derivatives	$ 1,000	(7,400)	$ (9,100)	$ (32,400)
Forward commitments
FAIR VALUE MEASUREMENTS
Gain (loss) on derivatives	3,400	162,400	187,300	95,400
Unrealized gain (loss) on derivatives	$ (700)	$ 900	$ 3,400	$ 24,700